TD Institutional U.S. Government Fund (First Prospectus Summary) | TD Institutional U.S. Government Fund
TD Institutional U.S. Government Fund

TD ASSET MANAGEMENT USA FUNDS INC.

TD Institutional U.S. Government Fund

(Institutional Class and Institutional Service Class)

TD Institutional Treasury Obligations Money Market Fund

(Institutional Service Class)

(collectively, the "Funds" and each, a "Fund")

Supplement dated October 16, 2017 to the Prospectus of each Fund,

dated February 28, 2017 (the “Prospectus”)

The Board of Directors (the “Board”) of TD Asset Management USA Funds Inc. (the “Company”) approved an amended and restated administration agreement between TDAM USA Inc. (the “Administrator”) and the Company, on behalf of the Funds (the “A&R Administration Agreement”), effective October 12, 2017. Under the A&R Administration Agreement, each Fund will pay the Administrator an annual fee at a rate equal to 0.05% of such Fund's average daily net assets. Accordingly, the Prospectus is amended as follows:

The section of the Prospectus entitled “Summary - TD Institutional U.S. Government Fund - Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.

	Institutional Class		Institutional Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.10%		0.10%
Distribution (12b-1) Fees		None		None
Other Expenses
Shareholder Servicing Fees	None		0.25%
All Other Expenses*	0.10%		0.10%
Total Other Expenses		0.10%		0.35%
Total Annual Fund Operating Expenses		0.20%		0.45%

*	All Other Expenses have been restated to reflect current fees.

The section of the Prospectus entitled “Summary - TD Institutional U.S. Government Fund - Example” is deleted in its entirety and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class	$20	$64	$113	$255
Institutional Service Class	$46	$144	$252	$567

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Institutional U.S. Government Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Institutional Class	Institutional Service Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - -		Institutional Class	Institutional Service Class
Management Fees		0.10%	0.10%
Distribution (12b-1) Fees		none	none
Shareholder Servicing Fees		none	0.25%
All Other Expenses	[1]	0.10%	0.10%
Total Other Expenses		0.10%	0.35%
Total Annual Fund Operating Expenses		0.20%	0.45%
[1]	All Other Expenses have been restated to reflect current fees.

Example

This Example is intended to help you compare the cost of investing in the Institutional U.S. Government Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional U.S. Government Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional U.S. Government Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - - - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Class	20	64	113	255
Institutional Service Class	46	144	252	567

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE